COMMITMENTS AND CONTINGENCY - Additional Information (Details) $ in Thousands, ¥ in Millions, $ in Millions			6 Months Ended
	Jan. 09, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 01, 2021 CNY (¥)	Dec. 01, 2021 USD ($)
COMMITMENTS AND CONTINGENCY
Severance Payments			¥ 7.4	$ 1.1
Legal contingencies
COMMITMENTS AND CONTINGENCY
Restricted cash balance						¥ 0.7	$ 0.1
Trade accounts payable due				0.3	$ 1,820
Amount of damages claimed			¥ 2.0	$ 0.3
Legal contingencies | Subsequent event
COMMITMENTS AND CONTINGENCY
Settlement payment totaling	¥ 1.8	$ 0.3